Goodwill and Other Intangible Assets (Narrative) (FY) (Details)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($) reportingUnit	Jun. 28, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Goodwill [Line Items]
Reporting units | reportingUnit	3
Goodwill	$ 2,533,000,000	$ 2,490,000,000		$ 2,533,000,000	$ 2,476,000,000	$ 2,502,000,000
Goodwill impairment loss				0	0	0
Impairment loss				12,000,000	9,000,000
Amortization		$ 21,000,000	$ 24,000,000	48,000,000	$ 50,000,000	$ 62,000,000
Estimated amortization expense, 2024	30,000,000			30,000,000
Estimated amortization expense, 2025	15,000,000			15,000,000
Estimated amortization expense, 2026	12,000,000			12,000,000
Estimated amortization expense, 2027	11,000,000			11,000,000
Estimated amortization expense, 2028	8,000,000			8,000,000
Minimum
Goodwill [Line Items]
Goodwill	534,000,000			534,000,000
Maximum
Goodwill [Line Items]
Goodwill	$ 1,300,000,000			$ 1,300,000,000